CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Total		Ordinary shares [member]	Preference shares	Attributable to owners of Parent Company	Share Capital (Note 22)	Additional Paid in capital	Appropriated Reserves (Note 23)		For share repurchase (Note 23) [4]	Translation adjustment		Cash flow hedging	Equity Securities through OCI	Debt instruments at fair value through OCI	Revaluation of assets	Associates	Employee Benefits	Retained earnings	Net Income	Non- Controlling interest
Number of shares outstanding				509,704,584	452,122,416
Beginning balance at Dec. 31, 2022		$ 39,997,551				$ 39,088,903	$ 480,914	$ 4,857,454	$ 15,930,665			$ 7,762,214			$ 152,028	$ (160,570)	$ 2,137	$ 11,522	$ (9,115)	$ 3,278,164	$ 6,783,490	$ 908,648
Transfer to profit from previous years		0																		6,783,490	(6,783,490)
Dividend payment		(3,343,319)				(3,343,319)														(3,343,319)
Other reserves		(35,580)				(35,580)			4,114,104											(4,149,684)
Realization of retained earnings	[1]	0													30,980					(30,980)
Others		(22,393)				(22,393)														(22,393)
Non-controlling interest		(41,244)																				(41,244)
Net Income		6,214,971	[2]			6,116,936															6,116,936	98,035
Other comprehensive income		(3,720,257)				(3,715,035)						(3,787,835)			10,898	93,264	0	(2)	(31,360)			(5,222)
Ending balance at Dec. 31, 2023		$ 39,049,729				38,089,512	480,914	4,857,454	20,044,769			3,974,379		$ 0	193,906	(67,306)	2,137	11,520	(40,475)	2,515,278	6,116,936	960,217
Dividends paid, ordinary shares per share		$ 3,536
Number of shares outstanding				509,704,584	452,122,416
Transfer to profit from previous years		$ 0																		6,116,936	(6,116,936)
Dividend payment		(3,343,319)				(3,343,319)														(3,343,319)
Other reserves		(35,076)				(35,076)			2,531,068											(2,566,144)
Realization of retained earnings	[3]	0													(18,921)					18,921
Others		(26,359)				(26,359)														(26,359)
Non-controlling interest		(19,525)																				(19,525)
Net Income		6,365,581	[2]			6,267,744															6,267,744	97,837
Other comprehensive income		2,593,244				2,589,966						2,543,077		129	28,572	23,236	0	(6,342)	1,294			3,278
Ending balance at Dec. 31, 2024		$ 44,584,275				43,542,468	480,914	4,857,454	22,575,837		$ 0	6,517,456	[5]	129	203,557	(44,070)	2,137	5,178	(39,181)	2,715,313	6,267,744	1,041,807
Dividends paid, ordinary shares per share		$ 3,900
Number of shares outstanding		961,827,000		509,704,584	452,122,416
Transfer to profit from previous years																				6,267,744	(6,267,744)
Dividend payment		$ (4,293,604)				(4,293,604)			(600,180)	[6]										(3,693,424)
Other reserves		(31,904)				(31,904)			541,899		1,350,000									(1,923,803)
Share repurchase		(431,418)				(431,418)					(431,418)
Realization of retained earnings	[7]														(13,675)					13,675
Others	[8]	(3,445)				(3,445)		37												(3,482)
Non-controlling interest		81,617																				81,617
Net Income		3,941,699	[2]			3,820,634															3,820,634	121,065
Other comprehensive income		(2,851,586)				(2,848,098)						(2,894,801)	[5]	(5,716)	20,020	34,900	(356)	(687)	(1,458)			(3,488)
Ending balance at Dec. 31, 2025		$ 40,995,634	[9]			$ 39,754,633	$ 480,914	$ 4,857,491	$ 22,517,556		$ 918,582	$ 3,622,655	[5]	$ (5,587)	$ 209,902	$ (9,170)	$ 1,781	$ 4,491	$ (40,639)	$ 3,376,023	$ 3,820,634	$ 1,241,001
Number of shares outstanding		953,214,664		509,103,132	444,111,532

[1]	Corresponds mainly to the exchange of shares from Bolsa de Valores de Colombia for shares of the Holding Bursátil Regional in Chile. The Holding Bursátil Regional was constituted as of the integration of the Colombia, Peru and Chile Stock Exchanges in November 2023.
[2]	As of December 31, 2025, 2024 and 2023, the cash flow include the operations of Banistmo S.A. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
[3]	Mainly corresponds to partial payments of asset-backed securities investments.
[4]	At the extraordinary shareholders’ meeting of Cibest, held on June 9, 2025, a share buyback program was approved for Common Shares, Preferred Shares and ADSs of Grupo Cibest S.A., up to an amount of one trillion three hundred fifty billion Colombian pesos COP 1,350 trillion. As of July, 2025, the Grupo Cibest S.A. has bought back 8,612,336 shares worth COP 431,418. For further information, see Note 1. Reporting entity and Note23. Appropiated reserves.
[5]	As of December 31, 2025, the Colombian peso showed an appreciation of 14.79% against the U.S. dollar (USD), from COP 4,409.15 in 2024 to COP 3,757.08 in 2025.
[6]	The transaction for COP (600,180) corresponds to the payment of extraordinary dividend approved by the shareholders' meeting held on April 23, 2025.
[7]	Realization of retained earnings from equity securities through OCI, corresponds to the sale of the investment in Bladex for COP 10,025 and partial payments of asset-backed securities investments for COP 3,650.
[8]	The transaction for COP 37 in additional paid in capital corresponds to Grupo Cibest, recorded upon its capitalization.
[9]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.